Summary of Significant Accounting Policies - Foreign exchange options and forward contracts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Fair value change gain from foreign exchange options and forward contracts	¥ 12,833	¥ 2,071